Marketable Securities (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities [Abstract]
Loss (gain) from sale and increase in value of marketable securities classified as trading	$ 149	$ (136)	$ (114)
Interest receivable of available-for-sale marketable securities	0	226
Proceeds from sale and maturity of available-for-sale marketable securities	39,594	16,541	2,136
Maturity of available-for-sale marketable securities related net gains (losses)	$ (94)	$ 16	$ (300)